Stock-Based Compensation - Summary of Options Activity (Details) - A Place For Rover INC - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options available for grant, Beginning Balance	4,330,000	3,410,000	1,824,000
Options authorized, Options available for grant		1,500,000	6,000,000
Options granted, Options available for grant		(9,377,000)	(5,744,000)
Options cancelled and forfeited, Options available for grant	259,000	8,797,000	1,330,000
Options available for grant, Ending Balance	4,589,000	4,330,000	3,410,000	1,824,000
Number of Options outstanding, Beginning Balance	20,574,000	20,749,000	17,140,000
Options granted ,Number of options outstanding		9,377,000	5,744,000
Options exercised ,Number of options outstanding	(831,000)	(755,000)	(805,000)
Options cancelled and forfeited, Number of options outstanding	(259,000)	(8,797,000)	(1,330,000)
Number of Options outstanding, Ending Balance	19,484,000	20,574,000	20,749,000	17,140,000
Options vested and exercisable, Number of options outstanding	14,893,000	14,378,000
Options outstanding, Weighted average exercise price per share, Beginning Balance	$ 1.74	$ 1.98	$ 1.53
Options granted, Weighted average exercise price per share		2.50	3.33
Options exercised, Weighted average exercise price per share	1.79	1.02	0.98
Options forfeited and cancelled, Weighted average exercise price per share	2.35	3.20	2.51
Options outstanding, Weighted average exercise price per share, Ending Balance	1.73	1.74	$ 1.98	$ 1.53
Options exercisable, Weighted average exercise price per share	$ 1.50	$ 1.44
Balance, Weighted - Average Remaining Contractual Term (Years)	5 years 10 months 24 days	6 years 4 months 24 days	7 years 1 month 6 days	7 years 4 months 24 days
Options vested and exercisable , Weighted - Average Remaining Contractual Term (Years)	5 years 1 month 6 days	5 years 6 months
Options outstanding, Aggregate intrinsic value	$ 160,996	$ 83,570	$ 34,776
Options exercisable, Aggregate intrinsic value	$ 126,601	$ 62,719